Income and Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Income and Expenses	Income and Expenses7.1 General Expenses
Cost of Sales
From the year ended December 31, 2023, to the year ended December 31, 2024, cost of sales decreased by
€58.5 million, or 10%, from €599.8 million to €541.3 million, mainly due to recognizing lower cost of sales from our decreased COVID-19 vaccine sales, which included the share of gross profit that we owe our collaboration partner Pfizer based on our sales. The same reasoning applies to the change while comparing the years ended
December 31, 2023 and 2022, which decreased by €2,395.2 million, or 80%, from €2,995.0 million to €599.8 million. In addition, cost of sales was impacted by expenses arising from inventory write-downs and scrapings in the context of the launch of our variant adapted COVID-19 vaccine in the amount of €125.8 million during the year ended December 31, 2024 (€94.5 million for year ended December 31, 2023, and nil for year ended
December 31, 2022).
Research and Development Expenses
From the year ended December 31, 2023 to the year ended December 31, 2024, our research and development expenses increased by €471.1 million, or 26%, from €1,783.1 million to €2,254.2 million, mainly influenced by advancing key pipeline candidates, such as our ADC antibody and individualized cancer-immunotherapy product candidates. Further contributions to the increase came from higher personnel expenses resulting from an increase in headcount. The same reasoning applies to the change in our research and development expenses while comparing the years ended December 31, 2023 and 2022, which increased by €246.1 million, or 16%, from €1,537.0 million to €1,783.1 million.
Sales and Marketing Expenses
From the year ended December 31, 2023, to the year ended December 31, 2024, our sales and marketing expenses increased by €5.2 million, or 8%, from €62.7 million to €67.9 million, mainly due to increased expenses for setup and enhancement of commercial IT platforms and an increase in personnel expenses resulting from an increase in headcount. The same reasoning applies to the change in sales and marketing expenses while comparing the years ended December 31, 2023 and 2022, which increased by €3.2 million, or 5%, from €59.5 million to €62.7 million.
General and Administrative Expenses
From the year ended December 31, 2023 to the year ended December 31, 2024, our general and administrative expenses increased by €36.1 million, or 7%, from €495.0 million to €531.1 million, mainly influenced by increased expenses for IT services as well as by an increase in personnel expenses resulting from an increase in headcount. The same reasoning applies to the change in general and administrative expenses while comparing the years ended December 31, 2023 and 2022, which increased by €13.3 million, or 3%, from €481.7 million to €495.0 million.
7.2 Other Operating Result

	Years ended December 31,

(in millions €)	2024	2023	2022
Other operating result
Other operating income	140.6	105.0	815.3
Gain on derivative instruments at fair value through profit or loss	—	67.6	—
Grants	31.5	2.2	1.4
Foreign exchange differences, net	84.9	—	727.4
Other	24.2	35.2	86.5
Other operating expenses	(811.5)	(293.0)	(410.0)
Contractual disputes / settlements	(657.4)	—	—
Litigation costs(1)	(113.7)	(29.4)	(3.0)
Loss on derivative instruments at fair value through profit or loss	(32.4)	—	(385.5)
Foreign exchange differences, net	—	(252.0)	—
Other	(8.0)	(11.6)	(21.5)
Total other operating result	(670.9)	(188.0)	405.3
(1)Adjustments to the year 2022 figures relate to reclassifying legal costs in connection with certain litigation as other operating expenses, rather than general and administrative expenses, to reflect changes in reporting.
During the year ended December 31, 2024, the other operating income increased compared to the year ended
December 31, 2023, as foreign exchange differences arising on operating items changed from a negative effect to a positive effect. Comparing the year ended December 31, 2023, to the year ended December 31, 2022, we had a negative effect from exchange differences.
During the year ended December 31, 2024, the other expenses increased compared to the year ended
December 31, 2023, which was mainly due to the settlement of contractual disputes and related expenses to such disputes and other litigations. The amounts shown for contractual disputes are net of the related reimbursements to be received. For further information see Note 12.2. During the year ended December 31,
2023, the other operating expenses decreased compared to the year ended December 31, 2022, as the fair value measurement effect of our derivatives changing from a negative to a positive effect7.3 Finance Result

	Years ended December 31,

(in millions €)	2024	2023	2022
Finance result
Finance income	664.0	519.6	330.3
Gains from financial instruments measured at amortized cost	437.6	357.6	48.5
Gains from financial instruments measured at fair value	210.9	162.0	216.8
Foreign exchange differences, net	15.5	—	65.0
Finance expenses	(27.4)	(23.9)	(18.9)
Loss from financial instruments measured at fair value	(6.0)	—	—
Loss from financial instruments measured at amortized cost without expected credit losses	(4.6)	—	—
Loss from financial instruments measured at amortized cost, expected credit losses	(4.2)	—	—
Foreign exchange differences, net	—	(16.0)	—
Other	(12.6)	(7.9)	(18.9)
Total finance result	636.6	495.7	311.4
During the year ended December 31, 2024, the finance income increased compared to the year ended
December 31, 2023, mainly due to interest income earned on security investments as bonds, commercial paper, reverse repos and deposits as well as fair value adjustments in relation to our money market funds. The same effect applies for the year ended December 31, 2023, compared to the year ended December 31, 2022.
During the year ended December 31, 2024, the finance expenses increased compared to the year ended
December 31, 2023, mainly due to interest expenses for financial liabilities that have been discounted at inception date, interests on leases and tax liabilities and impairments for expected credit losses of financial assets. This was partially compensated by positive exchange rate effects. During the year ended December 31,
2023, the other finance income increased compared to the year ended December 31, 2022.
7.4 Employee Benefits Expense

	Years ended December 31,

(in millions €)	2024	2023	2022
Wages and salaries	814.0	617.8	544.8
Social security costs	113.7	76.7	58.6
Pension costs	3.5	4.1	2.1
Total	931.2	698.6	605.5
Wages and salaries include, among other things, expenses for share-based payments. The increase is mainly due to an increase in headcount between the years ended December 31, 2024 and 2023.